Share-based compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 01, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation [Abstract]
Number of share options, Granted		0	561,705
Number of share options, Forfeited		(14,375)	(1,494,922)
Number of share options, Expired		(182,510)	(3,606,304)
Number of share options, Converted to restricted shares	(3,776,711)	0	(80,000)
Number of share options, Exercised		(440,465)	(3,189,944)
Number of share options, Outstanding, Ending balance		1,493,470	2,130,820	9,940,285
Number of share options, Vested and expected to vest, Ending balance		1,440,923	1,008,645	9,642,307
Number of share options, Exercisable, Ending balance		1,217,050	1,430,870	9,129,958
Weighted average exercise price, Granted		$ 0	$ 0.88
Weighted average exercise price, Forfeited		3.21	3.22
Weighted average exercise price, Expired		2.22	1.78
Weighted average exercise price, Converted to restricted shares		0	2.4
Weighted average exercise price, Exercised		1.81	0.25
Weighted average exercise price, Ending balance		2.65	2.13	$ 1.88
Weighted average exercise price, Vested and expected to vest at end of period		2.67	1.76	1.86
Weighted average exercise price, Exercisable at end of period		2.7	2.16	1.81
Weighted-average grant date fair value, Granted		0	0.76
Weighted-average grant date fair value, Vested and expected to vest, Ending balance		0.85	0.73	0.49
Weighted-average grant date fair value, Exercisable, Ending balance		$ 0.84	$ 0.86	$ 0.41
Weighted-average remaining contractual life, Ending balance		3 years 4 months 20 days	4 years 5 months 16 days	1 year 11 months 12 days
Weighted-average remaining contractual life, Vested and expected to vest, Ending balance		3 years 2 months 26 days	4 years 7 months 13 days	1 year 10 months 13 days
Weighted-average remaining contractual life, Exercisable, Ending balance		3 years 2 months 12 days	4 years 11 days	1 year 5 months 26 days
Aggregate intrinsic value, Outstanding		$ 6	$ 556	$ 3,067
Aggregate intrinsic value, Vested and expected to vest, Ending balance		6	464	3,057
Aggregate intrinsic value, Exercisable, Ending balance		$ 6	$ 406	$ 3,042